Shareholder Report, Holdings (Details)	May 31, 2025
C000058057 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000058057 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000058057 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000058057 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000058057 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000058057 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000058057 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000058057 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000058057 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000058057 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000058057 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000058057 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058057 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058057 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058057 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058057 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000058057 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058057 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058057 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000058057 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000058057 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000058057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172902 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000172902 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000172902 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000172902 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000172902 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000172902 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000172902 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000172902 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000172902 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000172902 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000172902 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000172902 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172902 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172902 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172902 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172902 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172902 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172902 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000172902 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000172902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000172902 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000172902 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000058059 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000058059 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000058059 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000058059 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000058059 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000058059 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000058059 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000058059 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000058059 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000058059 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000058059 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000058059 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058059 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058059 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058059 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058059 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000058059 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058059 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058059 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000058059 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000058059 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000058059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000058058 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000058058 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000058058 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000058058 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000058058 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000058058 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000058058 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000058058 [Member] | CMS Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000058058 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000058058 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000058058 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000058058 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058058 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058058 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058058 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058058 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000058058 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058058 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058058 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000058058 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000058058 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000058058 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.